November 27, 1995

Securities and Exchange Commission
450 Fifth Street, N.W.
Washington, DC 20549

     Re: Amended Rule 24f-2 Notice for Prudential Growth             Opportunity
Fund, Inc.
         Registration Statement on Form N-1A (File No. 2-68723)

Ladies and Gentlemen:

     This amended notice is filed on behalf of Prudential Growth
Opportunity Fund, pursuant to the requirements of Rule 24f-2 under the Investment Company Act of 1940.

     1.   Fiscal year for which notice is filed: 9/30/95.

     2. Number of shares registered under the Securities Act of 1933 other than pursuant to Rule 24f-2 but which remained unsold as of the beginning of the fiscal year (10/1/94): None.

     3. The number of shares registered during the fiscal year ended 9/30/95 other than pursuant to Rule 24f-2: None.

     4.   The number of shares sold* during the fiscal year ended 9/30/95:
35,566,443.

     5. The number of shares sold during the fiscal year ended 9/30/95 in reliance upon Rule 24f-2: 35,566,443.

     Pursuant to the requirements of Rule 24f-2, enclosed is the required opinion of counsel. I have previously forwarded the amounts of $7,582.71 to the Securities and Exchange Commission in payment of the fee as calculated below ($4,397.97 was paid in connection with the notice filed on November 15, 1995 and $3,184.71 was paid in connection with the filing of this amended notice).

*Calculation of Fee                No. of Shares            Dollar Amount

Shares sold                           35,566,443            $422,616,295

Shares redeemed                      (33,273,799)           (400,626,446)
Net of sales for calculation
     of fee                            2,292,644              21,989,849

Fee at 1/29 of 1%                                           $      7,582.71
Fee paid at 1/50 of 1%                                             4,397.97
Additional fee paid
3,184.74

                                             Very truly yours,

                                             s/s S/ Jane Rose
                                             S. Jane Rose
                                             Secretary
     SJR/ln
     Enclosure